EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
6.	EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2011	2010	2009
Basic:
Net income available to stockholders	131,175	165,712	192,598
Diluted:
Net income available to stockholders	131,175	165,712	192,598
Interest paid on convertible bonds	4,180	-	-
	135,355	165,712	192,598

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2011	2010	2009
Basic earnings per share:
Weighted average number of common shares outstanding	79,125	79,056	74,399
Diluted earnings per share:
Weighted average number of common shares outstanding	79,125	79,056	74,399
Effect of dilutive share options	286	227	5
Effect of dilutive convertible debt	4,216	-	-
	83,627	79,283	74,404